Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 006 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Financial Statements to Form 5500 [Abstract]
Net assets available for benefits per the financial statements	$ 334,422,145	$ 284,794,714
Common collective trust fund market adjustment	(156,149)	(305,528)
Net assets available for benefits per the Form 5500	334,265,996	$ 284,489,186
Net additions in net assets available for benefits per the financial statements	49,627,431
Common collective trust fund market adjustment	149,379
Net additions in net assets available for benefits per the Form 5500	$ 49,776,810